Employee Incentive and Retirement Plans - Schedule of Stock-Based Compensation Expense (Details) (10K) - LendingClub Corp [Member] - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 16,106	$ 17,922	$ 54,692	$ 46,390	$ 69,201	$ 51,222	$ 37,150
Springstone Financial, Llc [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	0	133	159	2,441	2,575	9,416	9,946
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	3,435	6,208	11,927	17,632	23,203	30,717	27,100
Employee Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	376	438	1,155	1,273	41,737	9,185	104
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 12,295	$ 11,143	$ 41,451	$ 25,044	$ 1,686	$ 1,904